Financial instruments-Risk management and fair value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 145,273	$ 100,015
Expected credit loss	$ 7,690	$ 7,565
Current [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 127,412	$ 77,995
Expected credit loss	$ 28	$ 9
Past due 1 to 30 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	5.90%	3.20%
Gross carrying amount	$ 2,877	$ 3,157
Expected credit loss	$ 170	$ 100
Past due 31 to 60 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	13.10%	3.40%
Gross carrying amount	$ 2,134	$ 4,080
Expected credit loss	$ 279	$ 139
Past due 61 to 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	30.50%	13.50%
Gross carrying amount	$ 545	$ 658
Expected credit loss	$ 166	$ 89
More than 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	57.30%	51.20%
Gross carrying amount	$ 12,305	$ 14,125
Expected credit loss	$ 7,047	$ 7,228